UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03757
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
5/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class A – DCAAX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class A shares returned 6.18%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	1.38%	-0.72%	0.92%
without Sales Charge	6.18%	0.21%	1.39%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

Medical
14.6%
Education
13.1%
Airport
12.0%
General Obligation
10.2%
Housing
9.3%
Transportation
6.0%
Nursing Homes
5.5%
Power
4.2%
Tobacco Settlement
3.7%
Development
2.2%
School District
1.1%
Water & Sewer
1.0%
Net Other Assets and Liabilities
17.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6124AR0526

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class C – DCACX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.66%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class C shares returned 5.21%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.21%	*	-0.59%	0.59%
without Deferred Sales Charge	5.21%		-0.59%	0.59%
Bloomberg U.S. Municipal Bond Index	6.67%		0.92%	2.21%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6126AR0526

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class I – DCMIX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class I shares returned 6.43%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class I	6.43%	0.44%	1.63%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6101AR0526

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Y – DCAYX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$58	0.56%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class Y shares returned 6.49%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class Y	6.49%	0.39%	1.62%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0951AR0526

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Z – DRCAX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$68	0.66%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class Z shares returned 6.39%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class Z	6.39%	0.41%	1.60%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0928AR0526

5Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,419 in 2025 and $38,419 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,322 in 2025 and $14,489 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2025 and $3,342 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,860 in 2025 and $9,224 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,803 in

2025 and $2,851 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,560,693 in 2025 and $3,846,908 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
A	DCAAX
C	DCACX
I	DCMIX
Y	DCAYX
Z	DRCAX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
May 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — 2.4%
California Housing Finance Agency, Revenue Bonds, (Sustainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. N	2.35	12/1/2035	4,453,020	3,822,005
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,635,735	4,473,798
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	3,723,143	3,858,672
Total Collateralized Municipal-Backed Securities (cost $13,789,179)				12,154,475
Long-Term Municipal Investments — 97.0%
California — 94.5%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,576,630
Allan Hancock Joint Community College District, GO, Ser. C(a)	5.60	8/1/2047	11,375,000	8,889,067
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,542,559
Bay Area Toll Authority, Revenue Bonds, Refunding (LOC; Barclays Bank PLC ) Ser. A(b)	2.35	4/1/2055	1,500,000	1,500,000
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,466,716
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	5.50	7/1/2055	4,500,000	4,823,550
California, GO(c)	4.00	11/1/2030	15,000	15,903
California, GO	4.00	11/1/2035	985,000	1,022,904
California, GO, Refunding	4.00	9/1/2043	3,500,000	3,539,939
California, GO, Refunding	4.00	10/1/2050	2,000,000	1,950,309
California, GO, Refunding (Insured; Assured Guaranty Corp.)	5.25	8/1/2032	3,500,000	3,943,741
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(d)	4.00	8/1/2031	11,500,000	11,674,548
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(d)	5.50	11/1/2028	5,000,000	5,223,378
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. F	5.00	11/1/2033	7,000,000	7,572,512
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(d)	5.00	11/1/2035	3,000,000	3,227,388
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(d)	5.00	7/1/2034	7,000,000	7,134,763
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(d)	5.00	3/1/2031	3,000,000	3,168,448
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	3,440,000	3,440,100
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,820,647
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	1,978,489
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	290,000	290,000
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,139,581
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,877,896

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
California — 94.5% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,511,992
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,063,207
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,561,460
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,482,007
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,313,626
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,022,423
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,564,722
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	968,786
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,863,741
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Health) Ser. B1(d)	5.00	5/1/2031	3,000,000	3,303,125
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Healthcare) Ser. A	5.25	2/1/2048	2,000,000	2,166,743
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,436,031
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(d)	5.25	10/1/2035	1,000,000	1,129,521
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Rady Children’s Health)(LOC; US Bank NA) Ser. B(b)	2.30	2/1/2045	3,000,000	3,000,000
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,443,923	2,497,253
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	565,631
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	637,144
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,513,150
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,540,290
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,776,658
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	950,000	960,718
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	1,027,853
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Los Angeles County Museum Of Art Project)	3.25	6/1/2033	1,285,000	1,290,307
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,205,744
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,128,486
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(e)	5.00	7/1/2041	1,750,000	1,748,198

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
California — 94.5% (continued)
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(e)	5.00	7/1/2046	3,840,000	3,698,408
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	675,000	675,118
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,499,909
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(e)	5.50	7/1/2057	5,000,000	5,026,487
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(e)	5.00	11/1/2046	2,500,000	2,441,524
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,513,695
California Municipal Finance Authority, Revenue Bonds (Gateways Hospital And Mental Health Centers) Ser. A	5.00	9/1/2046	500,000	505,947
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	5,037,528
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,766,314
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,205,838
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,539,668
California Municipal Finance Authority, Revenue Bonds (Scripps College Project)	5.00	7/1/2055	1,500,000	1,545,175
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.25	9/1/2055	1,375,000	1,401,064
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	2,375,000	2,565,542
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. B	5.00	6/30/2032	1,000,000	1,076,696
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	3,115,322
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,939,643
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	5,043,384
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(e)	6.38	6/15/2064	2,000,000	2,106,644
California Municipal Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. B(b),(e)	4.32	12/20/2043	1,105,000	1,123,302
California Municipal Finance Authority, Revenue Bonds, Ser. A1(b)	3.54	2/20/2041	4,406,556	4,123,415
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,572,265	1,553,315
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,012,005
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,007,438
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,006,852
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,112,184
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	1,010,160

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
California — 94.5% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,521,206
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,515,147
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,196,694
California Municipal Finance Authority, Revenue Bonds, Refunding (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,567,469
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	2,003,733
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,822,598
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,154,538
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(e)	5.00	8/1/2048	8,510,000	5,670,661
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000	2,800,234
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,122,665
California Public Finance Authority, Revenue Bonds, Refunding (Sharp Healthcare)(LOC; TD Bank NA) Ser. E(b)	2.30	8/1/2051	5,500,000	5,500,000
California School Finance Authority, Revenue Bonds (Alliance for College- Ready Public Schools Obligated Group) Ser. A(e)	5.00	7/1/2045	3,500,000	3,500,243
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(e)	5.00	7/1/2043	1,255,000	1,255,011
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(e)	5.00	7/1/2049	1,100,000	1,061,871
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(e)	5.00	7/1/2054	2,775,000	2,623,970
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(e)	5.00	7/1/2064	1,000,000	934,908
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(e)	5.00	8/1/2048	1,650,000	1,613,274
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(e)	5.00	7/1/2037	590,000	595,620
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(e)	5.00	7/1/2047	875,000	875,600
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(e)	4.00	7/1/2050	1,135,000	979,479
California School Finance Authority, Revenue Bonds (Ready Public Schools Projects) Ser. C(e)	5.00	7/1/2031	1,675,000	1,663,264
California School Finance Authority, Revenue Bonds, Ser. A(e)	5.00	7/1/2045	1,700,000	1,719,555
California School Finance Authority, Revenue Bonds, Ser. A(e)	5.00	7/1/2055	2,700,000	2,611,411
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(e)	5.00	8/1/2041	1,600,000	1,600,200
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A(e)	5.00	10/1/2052	1,500,000	1,423,372
California State University, Revenue Bonds, Ser. A	4.00	11/1/2049	1,855,000	1,781,061
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,015,575

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
California — 94.5% (continued)
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(e)	6.00	9/2/2035	620,000	646,276
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(e)	6.00	9/2/2040	1,135,000	1,174,273
California Statewide Communities Development Authority, Revenue Bonds (Kaiser Foundation Hospitals) Ser. B(e)	5.00	10/1/2035	7,500,000	8,533,708
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(e)	5.00	12/1/2036	5,250,000	5,252,575
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(e)	5.25	12/1/2056	1,500,000	1,500,018
California Statewide Communities Development Authority, Revenue Bonds (Marin General Hospital)	4.00	8/1/2045	2,130,000	1,938,082
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. A	5.00	4/1/2046	310,000	329,770
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. A	5.00	4/1/2047	300,000	315,635
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. A	5.00	4/1/2048	400,000	418,376
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project) Ser. B1	2.85	10/1/2032	1,000,000	992,226
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	4,730,027
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(e)	5.00	11/1/2032	1,855,000	1,869,395
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(e)	5.00	11/1/2041	700,000	693,374
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,562,790
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,202,438
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,900,835
Central Valley Energy Authority, Revenue Bonds	5.00	8/1/2034	3,250,000	3,491,414
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,458,074
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)(f)	0.00	1/15/2035	10,000,000	7,520,871
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(f)	0.00	6/1/2066	47,000,000	4,699,826
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,113,523
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,536,043
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	1,750,000	1,759,871
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	402,873
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	997,112
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,002,148
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,102,949
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Corp.)	5.00	8/1/2033	1,200,000	1,204,350

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
California — 94.5% (continued)
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. H	4.00	12/1/2053	1,500,000	1,407,774
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	11,800,000	12,429,030
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,350,450
Los Angeles Department of Water & Power, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2055	2,500,000	2,573,689
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,121,959
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	1,972,189
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	5,117,389
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000	3,360,643
Moreno Valley Public Financing Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	5.25	5/1/2056	1,500,000	1,600,693
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,819,875
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,010,034
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	3,037,407
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	1,005,311
Palomar Community College District, GO, Ser. B(a)	6.38	8/1/2045	16,615,000	16,169,083
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2044	1,100,000	498,803
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2045	1,150,000	492,306
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2046	1,000,000	404,505
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2047	1,000,000	380,632
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2048	1,000,000	362,961
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	1,985,000	2,158,523
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,647,825
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	4,126,079
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2050	1,280,000	1,263,415
River Islands Public Financing Authority, Special Tax Bonds, Refunding	5.00	9/1/2055	1,500,000	1,452,794
River Islands Public Financing Authority, Special Tax Bonds, Refunding (Phase 1 Rans Refunding Program)(Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2046	575,000	617,399
River Islands Public Financing Authority, Special Tax Bonds, Refunding (Phase 1 Rans Refunding Program)(Insured; Assured Guaranty Corp.) Ser. A	5.00	9/1/2052	1,500,000	1,573,017
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,818,919
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,317,615
Sacramento Unified School District, GO (Insured; Assured Guaranty Corp.) Ser. G	4.00	8/1/2044	1,000,000	1,004,864
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,037,713
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	2,450,000	2,305,830
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	3,045,067
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	2,000,000	2,126,186

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
California — 94.5% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	954,627
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A(c)	5.00	1/2/2029	4,000,000	4,225,622
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.25	5/1/2045	3,000,000	3,258,483
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.25	5/1/2055	6,000,000	6,242,198
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,691,911
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,543,123
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,256,869
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,520,891
South San Francisco Unified School District, GO	4.00	9/1/2052	4,900,000	4,703,532
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,500,000	2,672,463
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	4,750,000	4,788,268
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00% (b),(e),(g)	5.64	8/1/2039	10,000,000	10,025,851
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	717,600
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,544,461
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	663,738
University of California, Revenue Bonds, Ser. CD	5.00	5/15/2036	1,500,000	1,764,856
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,777,126
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,536,931
Yosemite Community College District, GO, Ser. D(f)	0.00	8/1/2031	5,545,000	4,711,757
				483,438,958
Multi-State — 1.7%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049(h)	3.05	4/15/2034	4,540,000	4,098,213
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(e),(h)	3.05	6/15/2037	4,935,000	4,391,688
				8,489,901
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,361,713

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.0% (continued)
U.S. Related — .8% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,015,927
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	1,997,411
				4,375,051
Total Long-Term Municipal Investments (cost $512,210,099)				496,303,910
Total Investments (cost $525,999,278)			99.4%	508,458,385
Cash and Receivables (Net)			.6%	2,814,357
Net Assets			100.0%	511,272,742

CD—Certificate of Deposit
GO—Government Obligation
LOC—Letter of Credit

(a)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(b)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $78,360,160 or 15.3% of net assets.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(h)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	525,999,278	508,458,385
Cash		8,621,414
Interest receivable		5,591,625
Receivable for shares of Common Stock subscribed		6,624
Prepaid expenses		43,753
		522,721,801
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		246,541
Payable for inverse floater notes issued—Note 4		6,000,000
Payable for investment securities purchased		4,791,135
Payable for shares of Common Stock redeemed		226,661
Interest and expense payable related to inverse floater notes issued—Note 4		57,498
Directors’ fees and expenses payable		16,891
Other accrued expenses		110,333
		11,449,059
Net Assets ($)		511,272,742
Composition of Net Assets ($):
Paid-in capital		536,692,783
Total distributable earnings (loss)		(25,420,041)
Net Assets ($)		511,272,742

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	66,333,389	1,038,778	48,716,194	10,055	395,174,326
Shares Outstanding	4,904,883	76,828	3,603,870	743.97	29,218,626
Net Asset Value Per Share ($)	13.52	13.52	13.52	13.52	13.52
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2026

Investment Income ($):
Interest Income	18,568,882
Expenses:
Management fee—Note 3(a)	2,333,664
Shareholder servicing costs—Note 3(c)	587,432
Interest and expense related to inverse floater notes issued—Note 4	176,991
Professional fees	130,526
Registration fees	83,555
Directors’ fees and expenses—Note 3(d)	61,563
Prospectus and shareholders’ reports	29,646
Chief Compliance Officer fees—Note 3(c)	28,781
Shareholder and regulatory reports service fees—Note 3(c)	25,500
Loan commitment fees—Note 2	12,228
Distribution plan fees—Note 3(b)	11,911
Custodian fees—Note 3(c)	4,850
Miscellaneous	33,466
Total Expenses	3,520,113
Less—reduction in fees due to earnings credits—Note 3(c)	(4,850)
Net Expenses	3,515,263
Net Investment Income	15,053,619
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,356,915)
Net change in unrealized appreciation (depreciation) on investments	20,399,594
Net Realized and Unrealized Gain (Loss) on Investments	17,042,679
Net Increase in Net Assets Resulting from Operations	32,096,298
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2026	2025
Operations ($):
Net investment income	15,053,619	15,679,941
Net realized gain (loss) on investments	(3,356,915)	(2,206,444)
Net change in unrealized appreciation (depreciation) on investments	20,399,594	(6,391,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,096,298	7,081,763
Distributions ($):
Distributions to shareholders:
Class A	(1,691,339)	(1,708,371)
Class C	(30,605)	(58,306)
Class I	(1,478,159)	(1,486,425)
Class Y	(305)	(292)
Class Z	(12,068,489)	(12,514,941)
Total Distributions	(15,268,897)	(15,768,335)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,509,641	7,842,780
Class C	6,600	369,277
Class I	18,681,979	15,103,215
Class Z	3,816,997	10,644,951
Distributions reinvested:
Class A	1,497,613	1,492,750
Class C	30,605	58,111
Class I	1,454,196	1,462,943
Class Z	9,548,281	10,020,889
Cost of shares redeemed:
Class A	(12,616,124)	(11,813,440)
Class C	(1,717,984)	(926,220)
Class I	(19,009,897)	(21,862,095)
Class Z	(48,078,710)	(56,807,662)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(32,876,803)	(44,414,501)
Total Increase (Decrease) in Net Assets	(16,049,402)	(53,101,073)
Net Assets ($):
Beginning of Period	527,322,144	580,423,217
End of Period	511,272,742	527,322,144

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended May 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(a)
Shares sold	1,002,585	578,945
Shares issued for distributions reinvested	111,784	110,657
Shares redeemed	(940,410)	(876,799)
Net Increase (Decrease) in Shares Outstanding	173,959	(187,197)
Class C(a)
Shares sold	494	27,296
Shares issued for distributions reinvested	2,289	4,307
Shares redeemed	(129,468)	(69,420)
Net Increase (Decrease) in Shares Outstanding	(126,685)	(37,817)
Class I(b)
Shares sold	1,394,254	1,120,051
Shares issued for distributions reinvested	108,513	108,470
Shares redeemed	(1,417,310)	(1,622,828)
Net Increase (Decrease) in Shares Outstanding	85,457	(394,307)
Class Z(b)
Shares sold	285,943	794,624
Shares issued for distributions reinvested	712,501	742,689
Shares redeemed	(3,588,041)	(4,203,861)
Net Increase (Decrease) in Shares Outstanding	(2,589,597)	(2,666,548)

(a)	During the period ended May 31, 2026, 2,120 Class C shares representing $28,730 were automatically converted to 2,120 Class A shares.
(b)	During the period ended May 31, 2025, 3,657 Class Z shares representing $50,022 were exchanged for 3,659 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended May 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	13.10	13.33	13.27	13.66	15.22
Investment Operations:
Net investment income(a)	.37	.35	.33	.33	.34
Net realized and unrealized gain (loss) on investments	.42	(.23 )	.06	(.39 )	(1.55)
Total from Investment Operations	.79	.12	.39	(.06 )	(1.21)
Distributions:
Dividends from net investment income	(.37 )	(.35 )	(.33 )	(.32 )	(.33 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )
Total Distributions	(.37 )	(.35 )	(.33 )	(.33 )	(.35 )
Net asset value, end of period	13.52	13.10	13.33	13.27	13.66
Total Return (%)(b)	6.18	.86	3.01	(.38 )	(8.08)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.85	.86	.89	.96	.95
Ratio of net expenses to average net assets	.85 (c)	.86 (c)	.88 (c)	.93 (c),(d)	.93 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03	.06	.10	.09	.03
Ratio of net investment income to average net assets	2.74 (c)	2.58 (c)	2.52 (c)	2.48 (c),(d)	2.27 (d)
Portfolio Turnover Rate	20.48	12.39	15.54	6.81	10.45
Net Assets, end of period ($ x 1,000)	66,333	61,962	65,551	70,232	76,968

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	13.10	13.33	13.27	13.66	15.22
Investment Operations:
Net investment income(a)	.26	.24	.23	.23	.22
Net realized and unrealized gain (loss) on investments	.42	(.22 )	.06	(.39 )	(1.54)
Total from Investment Operations	.68	.02	.29	(.16 )	(1.32)
Distributions:
Dividends from net investment income	(.26 )	(.25 )	(.23 )	(.22 )	(.22 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )
Total Distributions	(.26 )	(.25 )	(.23 )	(.23 )	(.24 )
Net asset value, end of period	13.52	13.10	13.33	13.27	13.66
Total Return (%)(b)	5.21	.08	2.20	(1.16)	(8.73)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.66	1.65	1.68	1.74	1.72
Ratio of net expenses to average net assets	1.66 (c)	1.64 (c)	1.67 (c)	1.71 (c),(d)	1.70 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03	.06	.10	.09	.03
Ratio of net investment income to average net assets	1.94 (c)	1.80 (c)	1.72 (c)	1.70 (c),(d)	1.48 (d)
Portfolio Turnover Rate	20.48	12.39	15.54	6.81	10.45
Net Assets, end of period ($ x 1,000)	1,039	2,665	3,216	4,056	5,284

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended May 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	13.09	13.32	13.27	13.65	15.21
Investment Operations:
Net investment income(a)	.40	.38	.37	.36	.37
Net realized and unrealized gain (loss) on investments	.43	(.23 )	.05	(.37 )	(1.54)
Total from Investment Operations	.83	.15	.42	(.01 )	(1.17)
Distributions:
Dividends from net investment income	(.40 )	(.38 )	(.37 )	(.36 )	(.37 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )
Total Distributions	(.40 )	(.38 )	(.37 )	(.37 )	(.39 )
Net asset value, end of period	13.52	13.09	13.32	13.27	13.65
Total Return (%)	6.43	1.10	3.18	(.07 )	(7.87)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.63	.66	.73	.72
Ratio of net expenses to average net assets	.60 (b)	.62 (b)	.65 (b)	.69 (b),(c)	.70 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03	.06	.10	.09	.03
Ratio of net investment income to average net assets	2.98 (b)	2.82 (b)	2.75 (b)	2.72 (b),(c)	2.49 (c)
Portfolio Turnover Rate	20.48	12.39	15.54	6.81	10.45
Net Assets, end of period ($ x 1,000)	48,716	46,058	52,124	52,739	47,314

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	13.09	13.32	13.27	13.65	15.21
Investment Operations:
Net investment income(a)	.40	.39	.37	.38	.35
Net realized and unrealized gain (loss) on investments	.44	(.23 )	.05	(.42 )	(1.56)
Total from Investment Operations	.84	.16	.42	(.04 )	(1.21)
Distributions:
Dividends from net investment income	(.41 )	(.39 )	(.37 )	(.33 )	(.33 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )
Total Distributions	(.41 )	(.39 )	(.37 )	(.34 )	(.35 )
Net asset value, end of period	13.52	13.09	13.32	13.27	13.65
Total Return (%)	6.49	1.17	3.20	(.29 )	(8.06)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.58	.64	.73	.72
Ratio of net expenses to average net assets	.56 (b)	.58 (b)	.63 (b)	.69 (b),(c)	.70 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03	.06	.10	.09	.03
Ratio of net investment income to average net assets	3.02 (b)	2.87 (b)	2.77 (b)	2.72 (b),(c)	2.50 (c)
Portfolio Turnover Rate	20.48	12.39	15.54	6.81	10.45
Net Assets, end of period ($ x 1,000)	10	10	10	10	14

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended May 31,
Class Z Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	13.10	13.33	13.27	13.66	15.22
Investment Operations:
Net investment income(a)	.39	.38	.36	.36	.37
Net realized and unrealized gain (loss) on investments	.43	(.23 )	.06	(.39 )	(1.55)
Total from Investment Operations	.82	.15	.42	(.03 )	(1.18)
Distributions:
Dividends from net investment income	(.40 )	(.38 )	(.36 )	(.35 )	(.36 )
Dividends from net realized gain on investments	-	-	-	(.01 )	(.02 )
Total Distributions	(.40 )	(.38 )	(.36 )	(.36 )	(.38 )
Net asset value, end of period	13.52	13.10	13.33	13.27	13.66
Total Return (%)	6.39	1.07	3.23	(.18 )	(7.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.67	.69	.75	.74
Ratio of net expenses to average net assets	.66 (b)	.67 (b)	.68 (b)	.72 (b),(c)	.72 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.03	.06	.10	.09	.03
Ratio of net investment income to average net assets	2.92 (b)	2.78 (b)	2.72 (b)	2.69 (b),(c)	2.49 (c)
Portfolio Turnover Rate	20.48	12.39	15.54	6.81	10.45
Net Assets, end of period ($ x 1,000)	395,174	416,628	459,522	499,146	567,055

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear shareholder services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of May 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	12,154,475	—	12,154,475
Municipal Securities	—	496,303,910	—	496,303,910
	—	508,458,385	—	508,458,385
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,000,000)	—	(6,000,000)
	—	(6,000,000)	—	(6,000,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
State-Specific Risk: The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended May 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At May 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,262,290, accumulated capital losses $10,706,774 and unrealized depreciation $15,975,557.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2026. The fund has $48,362 of short-term capital losses and $10,658,412 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2026 and May 31, 2025 were as follows: tax-exempt income $15,262,843 and $15,768,335, and ordinary income $6,054 and $0, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended May 31, 2026, Class C shares were charged $11,911 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual

NOTES TO FINANCIAL STATEMENTS (continued)
rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended May 31, 2026, Class A and Class C shares were charged $152,661 and $3,970, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2026, Class Z shares were charged $241,978 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $79,359 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $4,850 pursuant to the custody agreement. These fees were offset by earnings credits of $4,850.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2026, the fund was charged $5,497 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended May 31, 2026, the fund was charged $28,781 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $25,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $193,595, Distribution Plan fees of $699, Shareholder Services Plan fees of $13,593, Custodian fees of $3,119, Chief Compliance Officer fees of $3,845, Transfer Agent fees of $19,455, checkwriting fees of $568 and shareholder and regulatory reports service fees of $11,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended May 31, 2026, amounted to $104,997,559 and $139,232,596, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash

NOTES TO FINANCIAL STATEMENTS (continued)
flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2026, was approximately $6,000,000, with a related weighted average annualized interest rate of 2.95%.
At May 31, 2026, the cost of investments for federal income tax purposes was $518,433,942; accordingly, accumulated net unrealized depreciation on investments was $15,975,557, consisting of $7,679,471 gross unrealized appreciation and $23,655,028 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”), including the schedule of investments, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
July 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended May 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax, and for individuals who are California residents, California personal income taxes), except $6,054 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $90,344.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6124NCSRAR0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)